Warrants (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 07, 2009	Mar. 31, 2007
Class of Warrant or Right [Line Items]
Number of common stock shares to purchase warrant						2,000,004
Exercise price (in dollars per share)						$ 1.00
Compensation expenses for issuance of warrants	$ 4,200	$ 1,916	$ 7,000	$ 1,916	$ 1,916
Warrant
Class of Warrant or Right [Line Items]
Number of common stock shares to purchase warrant	1,342,500		1,342,500				1,342,500
Exercise price (in dollars per share)	$ 0.104		$ 0.104		$ 0.023
Warrant | Warrants Extended By 31 January 2013
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 1.10		$ 1.10				1.35
Warrant | Warrants Extended By 31 January 2018
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)							1.10